UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22842

FORUM FUNDS II
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: September 30

Date of reporting period: April 1, 2015 – June 30, 2015

Item 1.  Schedule of Investments.

GURTIN NATIONAL MUNICIPAL VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
JUNE 30, 2015

Principal	Security Description	Rate	Maturity	Value

Fixed Income Securities - 96.8%
Municipal Bonds - 96.8%
Alabama - 2.1%
$1,500,000	Alabama Special Care Facilities Financing Authority-Birmingham AL, Alabama Revenue Bond	5.00%	11/15/39	$1,566,960
Arizona - 7.3%
5,375,000	State of Arizona Lottery Revenue, Arizona Revenue Bond, Series A	5.00	07/01/15	5,375,699
Arkansas - 0.1%
80,000	Arkansas Development Finance Authority, Arkansas Revenue Bond, Series B	5.55	04/01/21	81,570
California - 18.5%
740,000	California Health Facilities Financing Authority, California Revenue Bond	5.00	07/01/26	770,821
215,000	California Health Facilities Financing Authority, California Revenue Bond, Series A	5.00	04/01/25	215,550
500,000	California State Public Works Board, California Revenue Bond, Series B1	5.63	03/01/30	568,675
500,000	California State Public Works Board, California Revenue Bond, Series C	5.40	10/01/22	502,100
2,875,000	California State Public Works Board, California Revenue Bond, Series G	5.00	11/01/37	3,181,159
1,000,000	City of Fairfield CA, California Certificate of Participation, Series A (a)	6.55	04/01/30	514,180
670,000	County of San Bernardino CA, California Certificate of Participation	5.00	08/01/28	671,474
Principal	Security Description	Rate	Maturity	Value

$1,450,000	Golden State Tobacco Securitization Corp., California Revenue Bond, Series A	5.00%	06/01/29	$1,629,118
50,000	Los Angeles County Public Works Financing Authority, California Revenue Bond, Series A	5.00	12/01/17	50,987
200,000	Los Angeles County Public Works Financing Authority, California Revenue Bond, Series A	5.00	12/01/25	203,826
550,000	Magnolia School District, California General Obligation Bond	5.00	08/01/31	552,288
1,000,000	Modesto Irrigation District Financing Authority, California Revenue Bond (b)	0.77	09/01/27	955,790
1,000,000	Natomas Unified School District, California General Obligation Bond (a)	5.05	08/01/26	564,840
1,000,000	Natomas Unified School District, California General Obligation Bond (a)	5.14	08/01/27	531,840
130,000	State of California, General Obligation Bond, Series 07	5.13	10/01/27	130,536
1,500,000	Stockton East Water District, California Certificate of Participation, Series B (a)	5.96-5.97	04/01/20	1,134,690
2,200,000	Stockton East Water District, California Certificate of Participation, Series B (a)	6.09	04/01/26	1,153,680
250,000	Victor Valley Community College District, California General Obligation Bond, Series A	5.38	08/01/29	284,437
				13,615,991

GURTIN NATIONAL MUNICIPAL VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
JUNE 30, 2015

Principal	Security Description	Rate	Maturity	Value

Connecticut - 7.7%
$4,500,000	Connecticut State Health & Educational Facility Authority, Connecticut Revenue Bond, Series A	5.00%	07/01/42	$4,661,235
1,000,000	University of Connecticut, Connecticut Revenue Bond, Series A	5.00	02/15/18	1,029,630
				5,690,865
Florida - 4.8%
675,000	South Florida Water Management District, Florida Certificate of Participation	5.00	10/01/36	704,606
2,675,000	South Miami Health Facilities Authority, Florida Revenue Bond	5.00	08/15/32	2,809,071
				3,513,677
Illinois - 10.1%
500,000	Chicago Park District, Illinois General Obligation Bond, Series A	5.00	01/01/27	516,515
525,000	Chicago Park District, Illinois General Obligation Bond, Series A	5.50	01/01/33	554,536
850,000	Chicago Park District, Illinois General Obligation Bond, Series A	5.00	01/01/33	861,628
1,500,000	Chicago Park District, Illinois General Obligation Bond, Series C	5.00	01/01/27	1,553,940
900,000	Chicago Park District, Illinois General Obligation Bond, Series C	5.00	01/01/29	930,762
525,000	Illinois Finance Authority, Illinois Revenue Bond, Series D	6.25	11/01/28	610,864
500,000	Township of Campton IL, Illinois General Obligation Bond	4.90	12/15/19	501,790
900,000	University of Illinois, Illinois Revenue Bond, Series A	5.00	04/01/39	971,379

Principal	Security Description	Rate	Maturity	Value

$825,000	Will Grundy Etc Counties Community College District No. 525, Illinois General Obligation Bond, Series B	5.25%	06/01/36	$935,261
				7,436,675
Kansas - 2.4%
1,745,000	Kansas Development Finance Authority, Kansas Revenue Bond	5.00	10/01/16	1,766,062

Maryland - 0.9%
625,000	Montgomery County Housing Opportunites Commission, Maryland Revenue Bond, Series C	5.00	07/01/31	663,556

Massachusetts - 1.6%
1,130,000	Massachusetts Housing Finance Agency, Massachusetts Revenue Bond, Series C	5.00	12/01/30	1,164,194

Michigan - 8.0%
500,000	Michigan State Building Authority, Michigan Revenue Bond	5.00	10/15/25	506,705
535,000	Michigan State Building Authority, Michigan Revenue Bond	5.00	10/15/28	541,190
2,415,000	Michigan State Building Authority, Michigan Revenue Bond	5.00	10/15/33	2,446,250
550,000	Michigan State Building Authority, Michigan Revenue Bond, Series A	5.20	10/15/31	629,129
1,760,000	Michigan State Housing Development Authority, Michigan Revenue Bond, Series A	5.15	10/01/29	1,771,035
				5,894,309
Missouri - 0.4%
265,000	St Louis Municipal Finance Corp., Missouri Revenue Bond	5.00	02/15/23	271,495

GURTIN NATIONAL MUNICIPAL VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
JUNE 30, 2015

Principal	Security Description	Rate	Maturity	Value

Nevada - 5.1%
$1,150,000	County of Clark, Nevada General Obligation Bond	4.75%	11/01/30	$1,192,171
2,375,000	County of Clark, Nevada General Obligation Bond	4.75	11/01/35	2,462,091
145,000	Nevada Housing Division, Nevada Revenue Bond, Series A	5.85	10/01/20	145,809
				3,800,071
New York - 5.7%
1,425,000	Metropolitan Transportation Authority, New York Revenue Bond, Series C	5.00	11/15/31	1,448,584
50,000	New York State Dormitory Authority, New York Revenue Bond, Series D	5.75	02/15/19	50,167
1,050,000	New York State Thruway Authority, New York Revenue Bond, Series G	5.00	01/01/32	1,050,136
1,410,000	Schenectady Metroplex Development Authority, New York Revenue Bond, Series A	5.50	08/01/33	1,631,793
				4,180,680
Ohio - 5.5%
2,950,000	American Municipal Power, Inc., Ohio Revenue Bond, Series B	5.00	02/15/37	3,222,285
825,000	Gallia County Local School District, Ohio General Obligation Bond	5.00	12/01/30	860,244
				4,082,529
Oregon - 0.1%
65,000	State of Oregon Housing & Community Services Department, Oregon Revenue Bond, Series B	5.05	07/01/26	66,853
Pennsylvania - 2.1%
1,500,000	Swarthmore Borough Authority, Pennsylvania Revenue Bond, Series A	5.00	09/15/30	1,573,965

Principal	Security Description	Rate	Maturity	Value

Texas - 8.6%
$1,425,000	City Public Service Board of San Antonio TX, Texas Revenue Bond	5.00%	02/01/32	$1,504,073
1,375,000	Lamar Consolidated Independent School District, Texas General Obligation Bond	5.00	02/15/38	1,450,556
2,000,000	Northside Independent School District, Texas General Obligation Bond	5.00	06/15/35	2,079,960
1,300,000	Schertz-Cibolo-Universal City Independent School District, Texas General Obligation Bond	5.00	02/01/36	1,331,759
				6,366,348
Washington - 5.1%
1,715,000	Central Puget Sound Regional Transit Authority, Washington Revenue Bond	4.75	02/01/28	1,732,253
1,750,000	Port of Seattle WA, Washington Revenue Bond, Series A	5.00	03/01/35	1,758,225
250,000	State of Washington, Washington Certificate of Participation, Series D	5.45	07/01/28	278,410
				3,768,888
Wisconsin - 0.7%
500,000	Central Brown County Water Authority, Wisconsin Revenue Bond	5.00	12/01/30	509,845
Total Municipal Bonds (Cost $69,736,572)				71,390,232
Total Fixed Income Securities (Cost $69,736,572)*				71,390,232

Shares	Security Description			Value

Money Market Funds - 2.0%
1,498,661	Fidelity Government Money Market Fund, 0.01% (b) (Cost $1,498,661)			1,498,661

Total Investments - 98.8% (Cost $71,235,233)				$72,888,893
Other Assets & Liabilities, Net – 1.2%				896,517
Net Assets – 100.0%				$73,785,410

(a)	Zero coupon bond. Interest rate presented is yield to maturity.
(b)	Variable rate security. Rate presented is as of June 30, 2015.

*	Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$1,747,383
Gross Unrealized Depreciation	(93,723)
Net Unrealized Appreciation	$1,653,660

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2015.

Valuation Inputs	Investments in Securities

Level 1 - Quoted Prices	$-
Level 2 - Other Significant Observable Inputs	72,888,893
Level 3 - Significant Unobservable Inputs	-
Total	$72,888,893

The Level 2 value displayed in this table includes Municipal Bonds and a Money Market Fund. Refer to this Schedule of Investments for a further breakout of each Municipal Bond security by state.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended June 30, 2015.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

GURTIN CALIFORNIA MUNICIPAL VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
JUNE 30, 2015

Principal	Security Description	Rate	Maturity	Value

Fixed Income Securities - 107.9%
Municipal Bonds - 107.9%
Arizona - 2.6%
$3,575,000	City of Phoenix AZ, Arizona General Obligation Bond, Series B	4.75%	07/01/25	$3,575,465

California - 93.3%
1,000,000	Abag Finance Authority for Nonprofit Corps, California Revenue Bond	5.00	01/01/33	1,083,190
1,160,000	Alameda Public Financing Authority, California Revenue Bond, Series A	5.25	07/01/29	1,317,621
165,000	Anaheim Public Financing Authority, California Revenue Bond	5.00	10/01/21	166,246
290,000	Bret Harte Union High School District, California Certificate of Participation	4.25	09/01/20	299,767
1,675,000	California Health Facilities Financing Authority, California Revenue Bond	5.00	07/01/36	1,737,059
700,000	California Infrastructure & Economic Development Bank, California Revenue Bond	5.00	08/15/23	775,593
500,000	California Infrastructure & Economic Development Bank, California Revenue Bond	5.75	08/15/29	577,255
310,000	California State Public Works Board, California Revenue Bond, Series A	5.00	12/01/23	311,178
500,000	California State Public Works Board, California Revenue Bond, Series B	6.00	04/01/27	582,610
500,000	California State Public Works Board, California Revenue Bond, Series B1	5.40	03/01/26	574,430

Principal	Security Description	Rate	Maturity	Value

$500,000	California State Public Works Board, California Revenue Bond, Series G	5.00%	11/01/31	$519,600
4,100,000	California State Public Works Board, California Revenue Bond, Series G	5.00	11/01/37	4,536,609
1,000,000	California State Public Works Board, California Revenue Bond, Series G1	5.75	10/01/30	1,170,160
600,000	California State Public Works Board, California Revenue Bond, Series I-1	6.13	11/01/29	715,962
2,000,000	California Statewide Communities Development Authority, California Revenue Bond	5.40	07/01/31	2,000,280
1,000,000	Centinela Valley Union High School District, California General Obligation Bond, Series B	5.75	08/01/30	1,198,510
1,910,000	Centinela Valley Union High School District, California General Obligation Bond, Series B	5.75	08/01/33	2,274,027
7,790,000	Chabot-Las Positas Community College District, California General Obligation Bond, Series C (a)	4.92	08/01/36	2,775,811
1,000,000	Chino Valley Unified School District, California General Obligation Bond (a)	5.85	08/01/26	613,680
3,000,000	Chino Valley Unified School District, California General Obligation Bond (a)	4.62	08/01/29	1,578,720
2,000,000	City of Fairfield CA, California Certificate of Participation, Series A (a)	6.55	04/01/30	1,028,360

GURTIN CALIFORNIA MUNICIPAL VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
JUNE 30, 2015

Principal	Security Description	Rate	Maturity	Value

$1,000,000	City of Fresno CA Water System, California Revenue Bond, Series A	5.25%	06/01/18	$1,004,200
2,575,000	Coachella Valley Unified School District, California General Obligation Bond, Series D	5.00	08/01/37	2,803,660
250,000	Corona Public Financing Authority, California Revenue Bond	5.00	09/01/21	257,140
1,400,000	County of San Bernardino CA, California Certificate of Participation	5.00	08/01/28	1,403,080
1,275,000	County of San Bernardino CA, California Certificate of Participation	4.75	08/01/28	1,279,029
2,835,000	Dublin Unified School District, California General Obligation Bond, Series D (a)	5.73	08/01/34	960,980
125,000	Golden State Tobacco Securitization Corp., California Revenue Bond, Series A	4.60	06/01/23	134,624
1,000,000	Los Angeles Community Redevelopment Agency, California Revenue Bond	5.00	09/01/37	1,003,010
2,255,000	Los Angeles County Metropolitan Transportation Authority, California Revenue Bond, Series A	5.00	07/01/35	2,255,293
230,000	Los Angeles County Public Works Financing Authority, California Revenue Bond	5.00	06/01/21	230,899
655,000	Los Angeles County Public Works Financing Authority, California Revenue Bond, Series A	5.00	12/01/26	667,249

Principal	Security Description	Rate	Maturity	Value

$1,150,000	Los Angeles County Schools Regionalized Business Services Corp., California Certificate of Participation, Series B	4.75%	06/01/27	$1,239,366
2,600,000	Los Angeles Department of Water & Power, California Revenue Bond	5.00	07/01/31	2,600,338
1,000,000	Los Angeles Department of Water & Power, California Revenue Bond	5.00	07/01/35	1,000,130
10,000,000	Los Angeles Department of Water & Power, California Revenue Bond, Series A	5.00	07/01/29	10,001,300
4,900,000	Los Angeles Department of Water, California Revenue Bond	5.00	07/01/35	5,104,918
2,000,000	Los Angeles Municipal Improvement Corp., California Revenue Bond	5.00	08/01/23	2,007,720
550,000	Magnolia School District, California General Obligation Bond	5.00	08/01/31	552,288
8,575,000	Metropolitan Water District of Southern California, California Revenue Bond	5.00	07/01/37	9,197,631
1,000,000	Metropolitan Water District of Southern California, California Revenue Bond, Series C	5.00	07/01/35	1,039,460
3,185,000	Modesto Irrigation District Financing Authority, California Revenue Bond (b)	0.77	09/01/27	3,044,191
1,600,000	Modesto Irrigation District Financing Authority, California Revenue Bond (b)	0.82	09/01/37	1,417,616
1,500,000	New Haven Unified School District, California General Obligation Bond, Series A (a)	5.05	08/01/24	953,670

GURTIN CALIFORNIA MUNICIPAL VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
JUNE 30, 2015

Principal	Security Description	Rate	Maturity	Value

$1,785,000	New Haven Unified School District, California General Obligation Bond, Series A (a)	5.20%	08/01/27	$958,259
1,540,000	Oakland Unified School District/Alameda County, California General Obligation	5.00	08/01/26	1,545,713
2,650,000	Oakland Unified School District/Alameda County, California General Obligation	6.63	08/01/38	3,213,390
770,000	Oxnard School District, California General Obligation Bond, Series A	5.75	08/01/30	932,254
400,000	Placentia-Yorba Linda Unified School District, California Certificate of Participation	5.00	10/01/30	402,092
2,500,000	Port of Oakland, California Revenue Bond	5.00	05/01/33	2,726,125
3,225,000	Sacramento City Unified School District, California Revenue Bond	5.00	07/01/30	3,225,419
5,475,000	San Bernardino City Unified School District, California General Obligation Bond, Series C	5.00	08/01/40	5,949,244
2,000,000	San Bernardino Community College District, California General Obligation Bond, Series C	5.00	08/01/31	2,092,120
275,000	San Bernardino Municipal Water Department, California Certificate of Participation	5.00	02/01/17	275,718
1,000,000	San Diego Public Facilities Financing Authority, California Revenue Bond, Series A	5.25	04/15/29	1,132,020
3,700,000	San Francisco Bay Area Rapid Transit District, California Revenue Bond	5.00	07/01/34	3,713,986

Principal	Security Description	Rate	Maturity	Value

$125,000	San Jose Evergreen Community College District, California General Obligation Bond, Series A (a)	5.65%	09/01/28	$63,069
525,000	San Jose Evergreen Community College District, California General Obligation Bond, Series A (a)	5.65	09/01/28	264,905
1,000,000	San Mateo Union High School District, California General Obligation Bond, Series A (a)	6.01	09/01/25	644,560
1,000,000	Santa Clara County Board of Education, California Certificate of Participation	5.00	04/01/25	1,000,750
2,575,000	Santa Monica Public Financing Authority, California Revenue Bond	5.00	07/01/33	2,578,425
500,000	Saugus/Hart School Facilities Financing Authority, California Revenue Bond, Series B	5.13	09/01/26	503,880
240,000	Saugus/Hart School Facilities Financing Authority, California Revenue Bond, Series B	5.25	09/01/27	241,445
2,355,000	Sierra View Local Health Care District, California Revenue Bond	5.25	07/01/37	2,449,341
2,440,000	Southwestern Community College District, California General Obligation Bond	5.00	08/01/24	2,498,414
5,000	State of California, General Obligation Bond	5.00	10/01/28	5,020
3,075,000	State of California, General Obligation Bond	4.55	08/01/30	3,084,778
135,000	State of California, General Obligation Bond, Series 07	5.13	10/01/27	135,556

GURTIN CALIFORNIA MUNICIPAL VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
JUNE 30, 2015

Principal	Security Description	Rate	Maturity	Value

$85,000	State of California, General Obligation Bond, Series 2007	5.75%	05/01/30	$85,368
3,300,000	Stockton East Water District, California Certificate of Participation, Series B (a)	5.96-6.00	04/01/21	2,349,501
2,000,000	Stockton East Water District, California Certificate of Participation, Series B (a)	6.08	04/01/25	1,114,900
775,000	Stockton Unified School District, California General Obligation Bond	5.00	07/01/27	868,876
3,990,000	Stockton Unified School District, California General Obligation Bond	4.55	09/01/30	4,014,139
1,600,000	Tulare County Board of Education, California Certificate of Participation	5.38	05/01/33	1,764,192
250,000	Victor Valley Community College District, California General Obligation Bond, Series A	5.38	08/01/29	284,438
				124,694,741
Illinois - 2.7%
1,000,000	Chicago Park District, Illinois General Obligation Bond, Series B	5.00	01/01/26	1,056,710
1,335,000	Chicago Park District, Illinois General Obligation Bond, Series C	5.00	01/01/23	1,423,364
1,150,000	Chicago Park District, Illinois General Obligation Bond, Series C	5.25	01/01/40	1,173,092
				3,653,166
Pennsylvania - 7.4%
6,000,000	Pennsylvania Economic Development Financing Authority, Pennsylvania Revenue Bond, Series A	4.00	07/01/15	6,000,660

Principal	Security Description	Rate	Maturity	Value

$1,440,000	Pennsylvania Higher Educational Facilities Authority, Pennsylvania Revenue Bond, Series A	5.00%	08/15/17	$1,448,539
2,500,000	Pennsylvania Industrial Development Authority, Pennsylvania Revenue Bond	5.00	07/01/15	2,500,325
				9,949,524
Washington - 1.9%
2,500,000	Energy Northwest, Washington Revenue Bond	5.00	07/01/15	2,500,325

Total Municipal Bonds (Cost $141,845,839)	145,790,837

Total Fixed Income Securities (Cost $141,845,839)*	145,790,837

Shares	Security Description	Value

Money Market Fund - 1.8%
2,397,802	Fidelity Government Money Market Fund, 0.01% (b) (Cost $2,397,802)	2,397,802
Total Investments - 109.7% (Cost $144,243,641)		$148,188,639
Other Assets & Liabilities, Net – (9.7)%		(13,159,360)
Net Assets – 100.0%		$135,029,279

(a)	Zero coupon bond. Interest rate presented is yield to maturity.
(b)	Variable rate security. Rate presented is as of June 30, 2015.

*	Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$4,117,745
Gross Unrealized Depreciation	(172,747)
Net Unrealized Appreciation	$3,944,998

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2015.

Valuation Inputs	Investments in Securities

Level 1 - Quoted Prices	$-
Level 2 - Other Significant Observable Inputs	148,188,639
Level 3 - Significant Unobservable Inputs	-
Total	$148,188,639

The Level 2 value displayed in this table includes Municipal Bonds and a Money Market Fund. Refer to this Schedule of Investments for a further breakout of each Municipal Bond security by state.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended June 30, 2015.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report

 (b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS II

By:  /s/ Jessica Chase
        Jessica Chase, Principal Executive Officer

Date: 7/23/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Jessica Chase
       Jessica Chase, Principal Executive Officer

Date: 7/23/15

By: Karen Shaw
       Karen Shaw, Principal Financial Officer

Date: 7/23/15